Stock-Based Compensation - Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 128	$ 135
Option granted (in dollars per share)	133	125
Options exercised (in dollars per share)	125	0
Options forfeited/canceled/expired (in dollars per share)	129	125
Outstanding, ending balance (in dollars per share)	130	$ 128	$ 135
Vested and exercisable (in dollars per share)	$ 132
Number of Shares Under Option
Outstanding, beginning balance (in shares)	6,274,525	1,549,732
Options granted (in shares)	4,574,756	5,044,353	0
Options exercised (in shares)	(408,045)	0	0
Options forfeited/cancelled/expired (in shares)	(584,674)	(319,560)	0
Outstanding, ending balance (in shares)	9,856,562	6,274,525	1,549,732
Vested and exercisable (in shares)	2,297,818